Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Compensation of Key Management Personnel
Compensation of key management personnel:

	Year ended December 31,
	2020	2019	2018
	(Euros in thousands)
Fixed	2,660	1,202	1,088
Variable	886	521	433
Share-based compensation expense	13,841	697	119

Total key management compensation	17,387	2,420	1,640

Summary of Compensation for the Supervisory Board
Total compensation for the Supervisory Board amounted to €2.7 million in 2020:

(Euros in thousands)	Peter Chambré	Harald F. Stock	Michael G. Atieh	Paul Carter	Heather L. Mason	Adam Stone	Christoph Hettich	Eliot Forster	Total
Supervisory board compensation	140	16	28	26	20	20	20	12	282
Travel expenses	4	—	—	—	—	—	—	—	4
Payment Exit arrangement	2,394	—	—	—	—	—	—	—	2,394
Share-based compensation expense	1,046	—	70	70	70	70	70	40	1,436

Total cash compensation	3,584	16	98	96	90	90	90	52	4,116

Total compensation for the Supervisory Board amounted to €0.4 million in 2019:

	Peter Chambré	Harald F. Stock	Total
(Euros in thousands)
Supervisory board fee	300	9	309
Travel expenses	87	20	107

Total	387	29	416

Total compensation for the Supervisory Board amounted to €0.5 million in 2018:

	Peter Chambré	Harald F. Stock	Total
(Euros in thousands)
Supervisory board fee	400	10	410
Travel expenses	52	16	68

Total	452	26	478

Summary of Options Granted to Managing Director and Supervisory Directors
The following options were granted to Immatics’ Managing Director and Supervisory Directors:

	Type of options	Grant date	Number of Options	Strike Price in USD	Expiration date
Managing Director
Harpreet Singh	Performance-based options	June 30, 2020	1,598,000	10	June 30, 2030
Harpreet Singh	Service options	June 30, 2020	168,000	10	June 30, 2030
Harpreet Singh	Matching Stock options	June 30, 2020	264,624	10	June 30, 2030
Harpreet Singh	Converted options	June 30, 2020	30,939	1.06	July 1, 2027
Harpreet Singh	Converted options	June 30, 2020	145,371	1.17	January 1, 2028
Harpreet Singh	Service options	December 17, 2020	168,000	9.70	December 17, 2030
Supervisory Directors
Peter Chambré	Service options	June 30, 2020	25,000	10	June 30, 2030
Peter Chambré	Matching Stock options	June 30, 2020	211,974	10	June 30, 2030
Adam Stone	Service options	June 30, 2020	25,000	10	June 30, 2030
Christoph Hettich	Service options	June 30, 2020	25,000	10	June 30, 2030
Heather L. Mason	Service options	June 30, 2020	25,000	10	June 30, 2030
Michael G. Atieh	Service options	June 30, 2020	25,000	10	June 30, 2030
Paul Carter	Service options	June 30, 2020	25,000	10	June 30, 2030
Eliot Forster	Service options	September 14, 2020	25,000	9.16	September 13, 2030